Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000189198 | Vanguard S&P 500 ETF_0
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000189198 | iShares Core S&P 500 ETF_0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000189198 | U.S. Treasury Bills_3.658_2026-07-23
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000189198 | Freeport-McMoRan, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189198 | Cisco Systems, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189198 | U.S. Treasury Bills_3.756_2026-09-24
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000189198 | WW Grainger, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189198 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000189198 | Exxon Mobil Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189198 | Johnson & Johnson_0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189198 | 31846V450 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189198 | 30161N101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000189198 | 35671D857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000189198 | 437076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000189198 | 031162100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000189198 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000189198 | 713448108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189198 | 57636Q104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000189198 | 00206R102 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000189198 | 912797UH8 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000189198 | 911312106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000189198 | 594918104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000189198 | 464287200 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000189198 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000189198 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000189198 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189198 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000189199 | U.S. Treasury Notes_4.625_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000189199 | U.S. Treasury Notes_3.5_2030-11-30
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000189199 | U.S. Treasury Notes_0.5_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000189199 | U.S. Treasury Notes_1.125_2028-02-29
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000189199 | Federal National Mortgage Association_0.75_2027-10-08
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000189199 | U.S. Treasury Notes_4.125_2027-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189199 | U.S. Treasury Notes_4.125_2029-03-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189199 | U.S. Treasury Notes_4.125_2029-11-30
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189199 | U.S. Treasury Notes_4_2028-05-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189199 | U.S. Treasury Notes_4_2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189199 | Local
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189199 | Agency
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000189199 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000189199 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000189199 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189199 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000041028 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041028 | KLA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000041028 | Progressive Corporation (The)_0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041028 | CSX Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041028 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041028 | Arista Networks, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041028 | Cummins, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041028 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000041028 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041028 | Mastercard, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041028 | N53745100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041028 | 65339F101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041028 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000041028 | 26875P101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000041028 | 02209S103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000041028 | 681919106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000041028 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000041028 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000041028 | 110122108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000041028 | 060505104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000041028 | 882508104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000041028 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000072278 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000072278 | KLA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000072278 | Progressive Corporation (The)_0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000072278 | CSX Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000072278 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072278 | Arista Networks, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072278 | Cummins, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072278 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072278 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000072278 | Mastercard, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072278 | N53745100 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000072278 | 65339F101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072278 | 828806109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072278 | 26875P101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072278 | 02209S103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072278 | 681919106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000072278 | 31428X106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000072278 | 892356106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000072278 | 110122108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000072278 | 060505104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000072278 | 882508104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000072278 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%